Additional information on the consolidated statements of income - Disclosure of detailed information about revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 277,370	$ 191,157
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	177,264	130,375
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 100,106	$ 60,782